Earnings/ (Loss) per share - Basic and Diluted (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Earnings per share, Basic EPS [Abstract]:
Net income	$ 47,213	$ 55,291
Less paid and accrued earnings allocated to Preferred Stock	(5,719)	0
Net income available to common stockholders	$ 41,494	$ 55,291
Weighted average number of shares, basic	74,800,000	74,800,000
Earnings per common share	$ 0.55	$ 0.74